Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000032337
Account Value [Line Items]
Line Graph and Table Measure Name			Haverford Quality Growth Stock Fund
Accumulated Value		$ 10,000		$ 10,133	$ 12,017	$ 12,989	$ 14,610	$ 15,345	$ 21,350	$ 19,396	$ 19,453	$ 24,791	$ 28,159
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
NASDAQ Dividend Achievers Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Dividend Achievers Select Total Return Index (USD)
Accumulated Value		$ 10,000		$ 10,694	$ 12,853	$ 14,046	$ 16,527	$ 17,723	$ 23,675	$ 21,719	$ 22,852	$ 29,771	$ 34,202

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.